INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

April 12, 2013

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
File No. 333-122901
on behalf of the Segall Bryant & Hamill All Cap Fund and
the Segall Bryant & Hamill Small Cap Value Fund

The Trust is filing Post-Effective Amendment No. 341 to its Registration Statement under Rule 485(a)(2) to create two new series, Segall Bryant & Hamill All Cap Fund and Segall Bryant & Hamill Small Cap Value Fund.

Please direct your comments to Joy Ausili at (626) 914-1360.  Thank you.

Sincerely,

/s/JOY AUSILI

Joy Ausili
Investment Managers Series Trust
Secretary